Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management

22.Financial risk management

The Group’s activities expose it to a variety of financial risks. The Group’s overall risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on financial performance of the Group. Where applicable, the Group uses financial instruments such as interest rate swaps, forward freight agreements, bunker swaps, and commodity contracts to hedge certain financial risk exposures.

The Board of Directors is responsible for setting the objectives and underlying principles of financial risk management for the Group.

(a)Market risk

(i)Fuel price risk

The Group is exposed to the risk of variations in fuel oil costs, which are affected by the global political and economic environment. In 2025, fuel oil costs comprised 30% (2024: 30%) of the Group’s total operating expenses (excluding cost of cargo and delivery expenses — Product Services, charter hire expenses, depreciation, and amortisation).

(ii)Currency risk

The Group’s business operations are not exposed to significant foreign exchange risk as it has no significant regular transactions denominated in foreign currencies.

22.Financial risk management  (continued)

(a)Market risk (continued)

(iii)Equity price risk

The Group is exposed to equity securities price risk arising from the investments held by the Group which are classified as equity financial assets, at FVPL or at FVOCI. If prices for these equity securities increase/decrease by 20% with other variables including tax rate being held constant, the profit after tax and other comprehensive income will be higher/lower by approximately US$0.3 million and US$2.3 million, respectively (2024: US$0.6 million and US$ 4.6 million).

(iv)Commodity price risk

Commodity price risk results primarily from exposures to fluctuations in spot prices and forward prices of LPG and LPG freight indexes due to the Group’s LPG trading operations. The Group holds positions to meet physical supply commitments to its customers and to leverage on physical arbitrage opportunities between the key LPG markets. The value of these positions is accounted for at fair value and are therefore impacted by changes in market prices. The Group manages the price risks arising from the LPG trading activities by hedging the corresponding commodity price exposures.

The Group monitors the market risk arising from commodity price risk using Daily Value at Risk (VaR) calculated at a 95 percent confidence level, which is a statistical estimate of the potential decline in value of the Group’s positions due to market movements.

(v)Interest rate risk

The Group’s income and operating cash flows are substantially independent of changes in market interest rates.

The Group’s bank borrowings are at variable rates. The Group has entered into interest rate swaps to swap floating interest rates to fixed interest rates for certain portions of the bank borrowings (note 17). If the US$ interest rates increase/decrease by 50 basis points (2024: 50 basis points) with all other variables including tax rate being held constant, the profit after tax will be lower/higher by approximately US$2.8 million (2024 profit after tax will be lower/higher by approximately US$2.7 million) as a result of higher/lower interest expense on these borrowings; the other comprehensive loss will be lower/higher by approximately US$2.0 million (2024: other comprehensive loss will be lower/higher by approximately US$2.1 million).

The Group holds interest rate swaps for risk management purposes which are designated in cash flow hedging relationships. The interest rate swaps have floating legs that are indexed to various IBORs. The Group’s derivative instruments are governed by contracts based on the International Swaps and Derivatives Association (ISDA) master agreements.

(b)Credit risk

Credit risk is diversified over a range of counterparties including several key charterers. The Group performs ongoing credit evaluation of its charterers and has policies in place to ensure that credit is extended only to charterers with appropriate credit histories or financial resources. In this regard, the Group is of the opinion that the credit risk of counterparty default is appropriately mitigated. In addition, although the trade and other receivables consist of a small number of customers, the Group has policies in place for the control and monitoring of the concentration of credit risk. The Group has implemented policies to ensure cash is only deposited with internationally recognised financial institutions with good credit ratings.

22.Financial risk management (continued)

(b)Credit risk (continued)

The Group’s credit risk is primarily attributable to trade and other receivables, finance lease receivables, amounts due from related parties and cash and cash equivalents. The Group has assessed the ECL as at 31 December 2025 and 2024 based on past events, current conditions and forecasts of future economic conditions:

(i)General approach

—	bank deposits are not credit-impaired and are mainly deposits with banks with credit-ratings assigned by international credit-rating agencies

(ii)Simplified approach

—	trade receivables are neither past due nor impaired and are substantially from companies with a good collection track record with the Group;
—	finance lease receivables are due from customers with good credit standing, and in the event of default, the Group would be entitled to repossess the vessels chartered; and
—	other receivables from related parties are not past due.

Based on the assessment of the qualitative factors that are indicative of the risk of default, there have been no significant increases in the credit risk since the initial recognition of these financial assets, as such, the expected credit losses based on the 12-month ECLs has been assessed to be insignificant.

There is no significant balance as at the balance sheet date that is past due as substantial portions of the trade and other receivables represent accrued revenue or unbilled receivables at the balance sheet date. The maximum exposure is represented by the carrying value of each financial asset on the consolidated balance sheet before taking into account any collateral held.

22.Financial risk management (continued)

(c)Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the nature of the underlying businesses, the Group maintains sufficient cash for its daily operations via short-term cash deposit at banks and has access to unutilised portions of revolving facilities offered by financial institutions.

The table below analyses non-derivative financial liabilities (including contractual interest payments) of the Group into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date on an undiscounted basis.

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years
	US$’000	US$’000	US$’000	US$’000
At 31 December 2025
Trade and other payables	196,200	—	—	—
Bank borrowings	88,109	73,061	234,683	333,825
Lease financing arrangement	24,017	23,157	88,719	108,523
Trust receipts	39,792	—	—	—
Lease liabilities	70,040	44,642	31,699	—
	418,158	140,860	355,101	442,348
At 31 December 2024
Trade and other payables	155,693	—	—	—
Bank borrowings	648,753	57,964	50,683	—
Lease financing arrangement	14,945	13,729	37,777	120,151
Trust receipts	73,766	—	—	—
Lease liabilities	177,277	35,497	28,401	—
	1,070,434	107,190	116,861	120,151

(d)Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maintain an optimal capital structure so as to maximise shareholder value. In order to maintain or achieve an optimal capital structure, the Group may adjust the amount of dividend paid, return capital to shareholders, obtain new borrowings or sell assets to reduce borrowings.

The Group monitors capital based on a book leverage ratio (defined as total borrowings to total equity and borrowings). The Group pursues a policy aiming to achieve a target book leverage ratio of below 60%. If the book leverage ratio is higher than 60%, the Group will seek to return to a conservative financial level by disposing assets, deleveraging the balance sheet; and/or increasing fixed income coverage within a reasonable period of time.

The Group’s leverage ratio net of cash at 31 December 2025 was 28% (2024: 33%).

The Group is in compliance with all other externally imposed capital requirements for the financial year ended 31 December 2025 and 2024.

22.Financial risk management (continued)

(e)Financial instruments by category

The aggregate carrying amounts of the Group’s financial instruments are as follows:

	2025	2024
	US$’000	US$’000
Equity financial assets, at FVOCI	11,710	23,132
Equity financial assets, at FVPL	1,597	2,769
Derivative assets measured at fair value	29,011	82,040
Derivative liabilities measured at fair value	(24,809)	(26,096)
Financial assets at amortised cost	432,888	437,401
Financial liabilities at amortised cost	(1,049,304)	(1,097,701)

(f)Estimation of fair value

IFRS 13 established a fair value hierarchy that prioritises inputs used to measure fair value. The three levels of the fair value input hierarchy defined by IFRS 13 are as follows:

(i)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
(ii)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2); and
(iii)	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2025
Assets
Equity financial assets, at FVOCI	11,710	—	—	11,710
Equity financial assets, at FVPL	—	—	1,597	1,597
Derivative financial instruments	—	9,179	19,832	29,011
Total assets	11,710	9,179	21,429	42,318
Liabilities
Derivative financial instruments	—	13,836	10,973	24,809
Total liabilities	—	13,836	10,973	24,809
2024
Assets
Equity financial assets, at FVOCI	23,132	—	—	23,132
Equity financial assets, at FVPL	—	—	2,769	2,769
Derivative financial instruments	—	16,475	65,565	82,040
Total assets	23,132	16,475	68,334	107,941
Liabilities
Derivative financial instruments	—	12,166	13,930	26,096
Total liabilities	—	12,166	13,930	26,096

22.Financial risk management (continued)

(f)Estimation of fair value (continued)

Derivative financial assets and liabilities

The Group’s financial derivative instruments primarily relate to interest rate swaps, forward freight agreements, bunker swaps and commodity contracts (note 14) measured at fair value.

Level 2 classifications primarily include exchange-traded futures including interest rate swaps, forward freight agreements, bunker swaps and commodity contracts. The fair values of interest rate swaps are calculated at the present value of estimated future cash flows based on observable yield curves. The fair values of forward freight agreements, bunker swaps and commodity contracts measured at fair value are determined using forward commodity indices at the balance sheet date.

Level 3 classifications primarily include the physical commodity contracts where the fair values are estimated using a cash flow model, based on the best information available. As the fair value estimation process involves uncertainties and significant judgement over the unobservable inputs and assumptions, the fair values of the physical commodity contracts are classified under level 3. If inputs in relation to freight prices increase /decrease by 5% with other variables including tax rate being held constant, the profit after tax derived from the physical commodity contracts would be lower/higher by approximately US$6.8 million (FY24: US$6.3 million).

Non-derivative non-current financial assets and liabilities

The carrying amounts of non-derivative non-current financial assets and liabilities which bear floating interest rates approximate their fair value because of the short repricing period. There are no non-current financial assets and liabilities which do not bear floating interest rates.

Non-derivative current financial assets and liabilities

The carrying amounts of financial assets and liabilities with a maturity of less than one year approximates their fair value because of the short period to maturity.

22.Financial risk management (continued)

(g)Offsetting financial assets and financial liabilities

The Group has the following financial instruments subject to enforceable master netting arrangements or other similar agreements as follows:

		Gross
		amounts of	Net
	Gross	recognised	amounts of
	amounts of	financial	financial
	recognised	instruments	instruments
	financial	offset in the	included in the
	instruments	balance sheet	balance sheet	Net amount
	US$’000	US$’000	US$’000	US$’000
2025
Derivative financial assets
Forward freight agreements and related bunker swaps (note 14)	7,088	(5,850)	1,238	1,238
Commodity contracts (note 14)	99,862	(75,166)	24,696	24,696
Derivative financial liabilities
Forward freight agreements and related bunker swaps (note 14)	(7,346)	5,850	(1,496)	(1,496)
Commodity contracts (note 14)	(98,173)	75,166	(23,007)	(23,007)

		Gross
		amounts of	Net
	Gross	recognised	amounts of
	amounts of	financial	financial
	recognised	instruments	instruments
	financial	offset in the	included in the
	instruments	balance sheet	balance sheet	Net amount
	US$’000	US$’000	US$’000	US$’000
2024
Derivative financial assets
Forward freight agreements and related bunker swaps (note 14)	4,565	(572)	3,993	3,993
Commodity contracts (note 14)	98,176	(27,611)	70,565	70,565
Derivative financial liabilities
Forward freight agreements and related bunker swaps (note 14)	(572)	572	—	—
Commodity contracts (note 14)	(53,446)	27,611	(25,835)	(25,835)